Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Current income tax expenses	$—	$—	$—
Deferred income tax expenses/(credit)	—	(77,649)	124,058
Total income tax expenses/(credit)	$—	$(77,649)	$124,058

Schedule of statutory tax rates

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021

China statutory income tax rate	25%	25%	25%
Preferential tax rate reduction	(9.6)%	(8.4)%	(9.7)%
75% of research and development expenses deduction	—	—	0.1%
Tax rate difference outside of PRC	—	(3.4)%	(1.3)%
Change in valuation allowance	(15.3)%	(12.6)%	(16.5)%
Permanent difference	(0.1)%	(0.1)%	1.5%
Effective tax rate	—	0.5%	(0.9)%

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
Deferred tax assets:	2023	2022

Net operating loss carryforward	$19,551	$—
Deferred tax assets	19,551	—
Deferred tax liabilities:
Change in valuation allowance	(19,551)	—
Deferred tax assets (liabilities), net	$—	$—

Non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	—	—
Deferred tax (liabilities) assets, net	$—	$—

Schedule of taxes payable

	December 31, 2023	December 31, 2022

VAT taxes payable	$—	$457,395
Income taxes payable	—	188,425
Other taxes payable	594	7,265
Total taxes payable	$594	$653,085
Less: taxes payable - discontinued operations	—	653,085
Taxes payable - continuing operations	$594	$—